Long-Term Debt - Senior Notes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Rate	Dec. 31, 2013 Rate
Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio Period	12 months	12 months
Debt Instrument, Fixed Charge, Coverage Ratio	1.25	1.25
Debt Instrument, Redemption Price, Percentage	100.00%	100.00%
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 2,000,000,000.0	$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,000,000,000.0	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%	6.25%
Period Allowed After Debt Issuance For SEC Registration	360 days	360 days
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,500,000,000.0	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 2,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	5.75%
2024 And Additional 2023 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Period Allowed After Debt Issuance For SEC Registration	360 days